                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

              Report of the Calendar Quarter Ending March 31, 2012

                    If amended report check here: __________

Name of Institutional Investment Manager:

Appleton Partners, Inc.   S.E.C. File Number 28-6694
-----------------------   --------------------------

Business Address:

45 Milk Street   Boston MA    02109
--------------   ------ ----- -----
Street           City   State Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President   (617) 338-0700
---------------------------------   --------------

ATTENTION -    Intentional misstatements of omissions of facts
               constitute Federal Criminal Violations. Sec 18
               U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 8th day of May 2012.

                                         Appleton Partners, Inc.
                                         ---------------------------------------
                                         (Name of Institutional Investment Mgr.)

                                         s/ Douglas C. Chamberlain
                                         ---------------------------------------
                                         By: Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   125
Form 13F Information Table Value Total:   279,587,824.00

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

     NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.   Form 13F file number   Name
---   --------------------   ----

Appleton Partners, Inc.
13F SEC APPRAISAL
31-Mar-12

                                                                                 Investment Discretion   Voting Authority
                                       Security               Market             Sole       Shared Other Sole   Shared    None
Security                               Type         Cusip     Value     Quantity (A)        (B)    (C)   (A)    (B)       (C)
-------------------------------------  ------------ --------- --------- -------- ---------- ------ ----- ------ --------- ----
3M CO COM                              COMMON STOCK 88579Y101    629377    7055       X                     X
ABBOTT LABS COM                        COMMON STOCK 002824100    622890   10163       X                     X
ACCENTURE PLC                          COMMON STOCK G1151C101    212527    3295       X                     X
AEGION CORP COM                        COMMON STOCK 00770F104    220914   12390       X                     X
AFLAC INC COM                          COMMON STOCK 001055102    460360   10010       X                     X
AGRIUM INC COM                         COMMON STOCK 008916108   2902637   33607       X                     X
AKAMAI TECHNOLOGIES COM                COMMON STOCK 00971T101   2202661   60018       X                     X
AMAZON COM INC COM                     COMMON STOCK 023135106    555282    2742       X                     X
AMERICAN TOWER CORPORATION NEW         COMMON STOCK 03027X100   4993705   79240       X                     X
AMPHENOL CORP NEW CL A                 COMMON STOCK 032095101    952435   15935       X                     X
ANSYS INC COM                          COMMON STOCK 03662Q105   3764983   57905       X                     X
APACHE CORP COM                        COMMON STOCK 037411105    595107    5925       X                     X
APPLE INC.                             COMMON STOCK 037833100  17891771   29842       X                     X
APPLETON EQUITY GROWTH FUND            MUTUAL FUNDS 038042107   4444568  497155       X                     X
AT&T INC COM                           COMMON STOCK 00206R102   1003639   32137       X                     X
BABCOCK & WILCOX CO COM                COMMON STOCK 05615F102   1357488   52718       X                     X
BAKER HUGHES INC COM                   COMMON STOCK 057224107    508019   12113       X                     X
BANK N S HALIFAX COM                   COMMON STOCK 064149107   4803917   85723       X                     X
BANK OF AMERICA CORP COM               COMMON STOCK 060505104    509028   53190       X                     X
BBH FD INC BROAD MKT CL N              MUTUAL FUNDS 05528X802    198466   19175       X                     X
BBH FD INC CORE SELE CL N              MUTUAL FUNDS 05528X604   1189717   72060       X                     X
BERKSHIRE HATHAWAY INC CL A            COMMON STOCK 084670108    365700       3       X                     X
BERKSHIRE HATHAWAY INC CL B NEW        COMMON STOCK 084670702    481625    5935       X                     X
BHP BILLITON LTD SPONSORED ADR         COMMON STOCK 088606108   3525735   48698       X                     X
BOEING CO COM                          COMMON STOCK 097023105    237984    3200       X                     X
BORG WARNER INC COM                    COMMON STOCK 099724106   2966238   35170       X                     X
BRISTOL MYERS SQUIBB COM               COMMON STOCK 110122108    550091   16299       X                     X
CARLISLE COS INC COM                   COMMON STOCK 142339100    244608    4900       X                     X
CATERPILLAR INC DEL COM                COMMON STOCK 149123101   8377478   78647       X                     X
CELGENE CORP COM                       COMMON STOCK 151020104    298840    3855       X                     X
CERNER CORP COM                        COMMON STOCK 156782104   8012108  105201       X                     X

CHEVRONTEXACO CORP COM                 COMMON STOCK 166764100   1212116   11306       X                     X
CHURCH & DWIGHT INC COM                COMMON STOCK 171340102   1477176   30030       X                     X
CISCO SYS INC COM                      COMMON STOCK 17275R102   1855172   87715       X                     X
COCA COLA CO COM                       COMMON STOCK 191216100   1543479   20855       X                     X
COGNIZANT TECH SOLUTNS CL A            COMMON STOCK 192446102   3318853   43130       X                     X
COLGATE PALMOLIVE CO COM               COMMON STOCK 194162103   1935848   19798       X                     X
CONOCOPHILLIPS COM                     COMMON STOCK 20825C104   1035636   13625       X                     X
CONSOLIDATED EDISON COM                COMMON STOCK 209115104    713892   12220       X                     X
CONTINENTAL RES INC COM                COMMON STOCK 212015101   1132395   13195       X                     X
CORE LABORATORIES N V COM              COMMON STOCK N22717107   2229454   16945       X                     X
COSTCO WHSL CORP NEW COM               COMMON STOCK 22160K105   4302195   47381       X                     X
CSX CORP COM                           COMMON STOCK 126408103    805601   37435       X                     X
DEERE & CO COM                         COMMON STOCK 244199105    839337   10375       X                     X
DELAWARE GR DELCAP FD SMID CAP GROWTH  MUTUAL FUNDS 245906201    715312   24223       X                     X
DISNEY WALT CO COM DISNEY              COMMON STOCK 254687106    512883   11715       X                     X
DU PONT E I DE NEMOURS COM             COMMON STOCK 263534109   6571026  124216       X                     X
E M C CORP MASS COM                    COMMON STOCK 268648102   3747251  125410       X                     X
ECOLAB INC COM                         COMMON STOCK 278865100    307057    4975       X                     X
EDWARDS LIFESCIENCES COM               COMMON STOCK 28176E108   3276123   45045       X                     X
EOG RES INC COM                        COMMON STOCK 26875P101    289415    2605       X                     X
EXPRESS SCRIPTS HOLDING COMPANY        COMMON STOCK 30219G108   4172510   77012       X                     X
EXXON MOBIL CORP COM                   COMMON STOCK 30231G102  10167423  117231       X                     X
FASTENAL CO COM                        COMMON STOCK 311900104    897789   16595       X                     X
FEDERATED EQUITY FDS CLOVR VAL INST    MUTUAL FUNDS 314172214    747165   47170       X                     X
FEDERATED WORLD INVT FED INTLD INST    MUTUAL FUNDS 31428U623    349904   14069       X                     X
FORUM FDS INC JORDAN OPPTY             MUTUAL FUNDS 742935182    667972   51382       X                     X
FREEPORT-MCMORAN COP&G CL B            COMMON STOCK 35671D857    843499   22174       X                     X
GENERAC HLDGS INC COM                  COMMON STOCK 368736104    912646   37175       X                     X
GENERAL ELEC CO COM                    COMMON STOCK 369604103   3803285  189501       X                     X
GENERAL MOLY INC COM                   COMMON STOCK 370373102     33500   10000       X                     X
GOLDMAN SACHS GROUP COM                COMMON STOCK 38141G104   3717792   29893       X                     X
GOOGLE INC CL A                        COMMON STOCK 38259P508   2506607    3909       X                     X
GRAINGER W W INC COM                   COMMON STOCK 384802104    920461    4285       X                     X
HEARTLAND GROUP INC VAL PLUS INSTL     MUTUAL FUNDS 422352849   1254307   41314       X                     X
HEINZ H J CO COM                       COMMON STOCK 423074103    927914   17328       X                     X
HERBALIFE LTD COM USD SHS              COMMON STOCK G4412G101    722610   10500       X                     X
HOME DEPOT INC COM                     COMMON STOCK 437076102    867093   17235       X                     X
ILLINOIS TOOL WKS INC COM              COMMON STOCK 452308109    231336    4050       X                     X
INTEL CORP COM                         COMMON STOCK 458140100   2171012   77219       X                     X
INTERNATIONAL BUS MACH COM             COMMON STOCK 459200101   8998449   43127       X                     X
ISHARES TR NASDQ BIO INDX              COMMON STOCK 464287556    535122    4340       X                     X
ISHARES TR S&P NA NAT RES              COMMON STOCK 464287374    225285    5715       X                     X
J P MORGAN CHASE & CO COM              COMMON STOCK 46625H100   6004988  130600       X                     X
JOHNSON & JOHNSON COM                  COMMON STOCK 478160104   4925695   74677       X                     X
KRAFT FOODS INC CL A                   COMMON STOCK 50075N104   3394217   89298       X                     X
LOCKHEED MARTIN CORP COM               COMMON STOCK 539830109    203533    2265       X                     X
LOWES COS INC COM                      COMMON STOCK 548661107    257944    8220       X                     X
MCDERMOTT INTL INC COM                 COMMON STOCK 580037109    235128   18355       X                     X
MCDONALDS CORP COM                     COMMON STOCK 580135101   9329997   95107       X                     X
MEDCO HEALTH SOLUTIONS COM             COMMON STOCK 58405U102    244082    3472       X                     X
MEDTRONIC INC COM                      COMMON STOCK 585055106    306270    7815       X                     X
MERCK & CO INC NEW COM                 COMMON STOCK 58933Y105    463411   12068       X                     X
MFS SER TR X INTL DIVERS I             MUTUAL FUNDS 55273G298    790131   57632       X                     X
MICROSOFT CORP COM                     COMMON STOCK 594918104   2043999   63370       X                     X
NATIONAL OILWELL VARCO COM             COMMON STOCK 637071101   1165825   14670       X                     X
NORFOLK SOUTHERN CORP COM              COMMON STOCK 655844108    243900    3705       X                     X
NOVARTIS A G SPONSORED ADR             COMMON STOCK 66987V109    280652    5065       X                     X
OCCIDENTAL PETE CP DEL COM             COMMON STOCK 674599105    334543    3513       X                     X
PEOPLES S&P MIDCAP INDEX FD DREYFS
  MCP IDX                              MUTUAL FUNDS 712223106   1091531   37177       X                     X

PEPSICO INC COM                        COMMON STOCK 713448108   5412700   81578       X                     X
PERRIGO CO COM                         COMMON STOCK 714290103   4446979   43045       X                     X
PFIZER INC COM                         COMMON STOCK 717081103    730867   32275       X                     X
PIMCO FDS PAC INVT SHTM PTFO           MUTUAL FUNDS 693390601   1647852  168148       X                     X
PRAXAIR INC COM                        COMMON STOCK 74005P104   4820956   42053       X                     X
PRECISION CASTPARTS CP COM             COMMON STOCK 740189105    471152    2725       X                     X
PRICE T ROWE GROUP INC COM             COMMON STOCK 74144T108    705436   10803       X                     X
PRICELINE COM INC COM NEW              COMMON STOCK 741503403   2701387    3765       X                     X
PROCTER & GAMBLE CO COM                COMMON STOCK 742718109   5083832   75641       X                     X
PUTNAM CONV INCM GRWTH CL Y            MUTUAL FUNDS 746476407    808534   40366       X                     X
QUALCOMM INC COM                       COMMON STOCK 747525103   6929937  101821       X                     X
ROPER INDS INC NEW COM                 COMMON STOCK 776696106   4690962   47307       X                     X
ROYAL DUTCH SHELL PLC SPONS ADR A      COMMON STOCK 780259206    284658    4059       X                     X
SCHLUMBERGER LTD COM                   COMMON STOCK 806857108   6059574   86652       X                     X
SCHRODER SER TR EMRGMKT EQ ADV         MUTUAL FUNDS 808090740    485967   37584       X                     X
SCOTTS MIRACLE GRO CO                  COMMON STOCK 810186106   1645435   30381       X                     X
SOCIEDAD QUIMICA MINER SPON ADR SER B  COMMON STOCK 833635105   2664205   45410       X                     X
SOUTHWESTERN ENERGY CO COM             COMMON STOCK 845467109    736236   24060       X                     X
STANLEY BLACK & DECKER INC.            COMMON STOCK 854502101    512938    6665       X                     X
STERICYCLE INC COM                     COMMON STOCK 858912108    473821    5665       X                     X
STRYKER CORP COM                       COMMON STOCK 863667101    299869    5405       X                     X
TARGET CORP COM                        COMMON STOCK 87612E106    428576    7355       X                     X
TEVA PHARMACEUTCL INDS ADR             COMMON STOCK 881624209    736866   16353       X                     X
TJX COS INC NEW COM                    COMMON STOCK 872540109   7654301  192755       X                     X
UNDER ARMOUR INC CL A                  COMMON STOCK 904311107   3098240   32960       X                     X
UNILEVER N V N Y SHS NEW               COMMON STOCK 904784709    270743    7956       X                     X
UNITED TECHNOLOGIES CP COM             COMMON STOCK 913017109    864318   10421       X                     X
VARIAN MED SYS INC COM                 COMMON STOCK 92220P105   1123014   16285       X                     X
VERIZON COMMUNICATIONS COM             COMMON STOCK 92343V104   5991100  156712       X                     X
VISA INC.                              COMMON STOCK 92826C839   7373466   62487       X                     X
WABTEC CORP COM                        COMMON STOCK 929740108   3327962   44155       X                     X
WAL MART STORES INC COM                COMMON STOCK 931142103    343822    5618       X                     X
WELLS FARGO & CO NEW COM               COMMON STOCK 949746101   5167157  151352       X                     X
WHOLE FOODS MKT INC COM                COMMON STOCK 966837106    805792    9685       X                     X
YACKTMAN FD INC FOCUSED FD             MUTUAL FUNDS 984281204    899522   44864       X                     X
                                                              ---------
                                                              279587824
                                                              =========
TOTAL PORTFOLIO                                               279587824
                                                              =========